Reporting Entity - Summary of Consolidated Subsidiaries (Detail) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Fiscal year end		--12-31
Capital stocks | ₩		₩ 1,789,079		₩ 1,789,079
LG Display America, Inc. [member]
Disclosure of subsidiaries [line items]
Location		San Jose, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Sep. 24, 1999
Business		Sell display products
Capital stocks | $					$ 411
LG Display Germany GmbH [member]
Disclosure of subsidiaries [line items]
Location		Eschborn, Germany
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Nov. 05, 1999
Business		Sell display products
Capital stocks | €									€ 1
LG Display Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Tokyo, Japan
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Oct. 12, 1999
Business		Sell display products
Capital stocks						¥ 95
LG Display Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Taipei, Taiwan
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 12, 1999
Business		Sell display products
Capital stocks | $								$ 116
LG Display Nanjing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Nanjing, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 15, 2002
Business		Manufacture display products
Capital stocks							¥ 3,020
LG Display Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shanghai, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 16, 2003
Business		Sell display products
Capital stocks							4
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jun. 30, 2006
Business		Manufacture display products
Capital stocks							1,655
LG Display Shenzhen Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shenzhen, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Aug. 28, 2007
Business		Sell display products
Capital stocks							4
LG Display Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Singapore
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 12, 2009
Business		Sell display products
Capital stocks | $					1
L&T Display Technology (Fujian) Limited [member]
Disclosure of subsidiaries [line items]
Location		Fujian, China
Percentage of ownership		51.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 05, 2010
Business		Manufacture and sell LCD module and LCD monitor sets
Capital stocks							116
LG Display Yantai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Yantai, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 19, 2010
Business		Manufacture display products
Capital stocks							1,008
Nanumnuri Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Gumi, South Korea
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 21, 2012
Business		Provide janitorial services
Capital stocks | ₩		₩ 800
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		70.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 10, 2012
Business		Manufacture and sell display products
Capital stocks | $					8,232
Unified Innovative Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Wilmington, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 12, 2014
Business		Manage intellectual property
Capital stocks | $					9
LG Display Guangzhou Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 28, 2015
Business		Sell display products
Capital stocks							1
Global OLED Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Sterling, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 18, 2009
Business		Manage OLED intellectual property
Capital stocks | $					138
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Haiphong Vietnam
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		May 05, 2016
Business		Manufacture display products
Capital stocks | $					600
Suzhou Lehui Display Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Suzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 01, 2016
Business		Manufacture and sell LCD module and LCD monitor sets
Capital stocks							637
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Location	[1]	Wilmington, U.S.A.
Percentage of ownership	[1]	100.00%
Fiscal year end	[1]	--12-31
Date of incorporation	[1]	May 01, 2018
Business	[1]	Invest in venture business and acquire technologies
Capital stocks | $	[1]				$ 12
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	[2]	Guangzhou, China
Percentage of ownership		70.00%	[2]	70.00%
Fiscal year end	[2]	--12-31
Date of incorporation	[2]	Jul. 11, 2018
Business	[2]	Manufacture and sell display products
Capital stocks	[2]						¥ 15,600

[1]	For the year ended December 31, 2020, the Controlling Company contributed W7,242 million in cash for the capital increase by LG DISPLAY FUND I LLC. There was no change in the Controlling Company’s ownership percentage in LG DISPLAY FUND I LLC as a result of this additional investment.
[2]	For the year ended December 31, 2020, non-controlling shareholders contributed W172,966 million in cash for the stocks issued by LG Display High-Tech (China) Co., Ltd. (“LGDCO”). The Group’s ownership percentage in LGDCO decreased from 75% to 70% as a result.